RELATED PARTY TRANSACTIONS - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
RELATED PARTY TRANSACTIONS
Services fees	$ 3,745	$ 6,350	$ 1,888
Other revenue	1,680	4,113	1,374
Purchase of equipment	$ 804	$ 120	1,068
Disposal gain			$ 760